INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of components of income tax expense benefit	The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Current income tax	$39	$49	$60	$76
Deferred income tax	(120)	(2)	(200)	154
Income tax (benefit) expense	$(81)	$47	$(140)	$230